Voyage Expenses and Vessel Operating Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Voyage expenses:
Commissions	$ 4,816	$ 4,421	$ 3,597
Bunkers	2,601	1,753	1,802
Port expenses	892	259	166
Other	1,971	457	680
Total	10,280	6,890	6,245
Vessel operating expenses:
Crew costs and related costs	37,342	31,788	28,945
Insurance expense	5,772	5,004	4,502
Spares, repairs, maintenance and other expenses	11,688	11,521	6,710
Stores and lubricants	8,203	7,790	6,535
Management fees (Note 4)	10,661	11,219	12,475
Vetting, insurances, spares and repairs (Note 4)	205	489	840
Other operating expenses	3,632	2,522	2,022
Total	$ 77,503	$ 70,333	$ 62,029